Securities (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Available-For-Sale Securities [Abstract]
Less than Twelve Months, fair value	$ 203		$ 6,931
Less than Twelve Months, unrealized losses	0		57
Twelve Months or More, fair value	13,194		9,433
Twelve Months or More, unrealized losses	263		170
Total Fair Value	13,397		16,364
Total Unrealized Losses	263		227
U.S. Government and agency obligations
Available-For-Sale Securities [Abstract]
Less than Twelve Months, fair value	0		4,472
Less than Twelve Months, unrealized losses	0		34
Twelve Months or More, fair value	9,445		5,998
Twelve Months or More, unrealized losses	162		108
Total Fair Value	9,445		10,470
Total Unrealized Losses	162		142
Mortgage-backed securities - residential
Available-For-Sale Securities [Abstract]
Less than Twelve Months, fair value	203	[1]	2,459
Less than Twelve Months, unrealized losses	0	[1]	23
Twelve Months or More, fair value	3,749	[1]	3,435
Twelve Months or More, unrealized losses	101	[1]	62
Total Fair Value	3,952	[1]	5,894
Total Unrealized Losses	$ 101	[1]	$ 85

[1]	Aggregate unrealized loss position of these securities is less than $500.